Equity (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Characterization of Company's dividends
Common shares ordinary income	36.12%	70.38%	100.00%
Common shares Return of Capital	63.88%	29.62%
Preferred shares ordinary income	100.00%